Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Accounts Payable [Abstract]
Employees’ salaries and related liabilities	$ 388	$ 396
Related parties	354	332
Accrued expenses	267	470
Other	17	18
Total	$ 1,026	$ 1,216